Document And Entity Information	12 Months Ended
Nov. 30, 2024 shares
Document Information Line Items
Entity Central Index Key	0001916416
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--11-30
Document Period End Date	Nov. 30, 2024
Document Fiscal Year Focus	2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41974
Entity Registrant Name	Intelligent Group Limited
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	1203C, Level 12, Tower 1, Admiralty Centre
Entity Address, Address Line Two	18 Harcourt Road
Entity Address, City or Town	Admiralty
Entity Address, Country	HK
Title of 12(b) Security	Class A Ordinary Shares, par value US$0.00001 per share
Trading Symbol	INTJ
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Description	Explanatory NoteThis Amendment No. 1 to the Annual Report on Form 20-F of Intelligent Group Limited for the fiscal year ended November 30, 2024 (the “Form 20-F”), originally filed with the Securities and Exchange Commission on April 14, 2025 (the “Original Filing”), is being filed solely to include management’s annual report on internal control over financial reporting under Item 15(b) that was inadvertently omitted from the Original Filing.This Amendment also includes re-executed certifications required under Section 302 of the Sarbanes-Oxley Act of 2002 as Exhibits 12.1 and 12.2, dated as of the date of this filing.This amendment does not reflect events occurring after the date of the Original Filing and does not update or otherwise modify any other disclosures made in the Original Filing. Accordingly, this Amendment No. 1 should be read in conjunction with the Original Filing.
Amendment Flag	true
Document Fiscal Period Focus	FY
Business Contact
Document Information Line Items
Contact Personnel Name	Wai Lau
Entity Address, Address Line One	1203C, Level 12, Tower 1, Admiralty Centre
Entity Address, Address Line Two	18 Harcourt Road
Entity Address, City or Town	Admiralty
Entity Address, Country	HK
City Area Code	(852)
Local Phone Number	3618 8460
Entity Address, Postal Zip Code	00000
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	13,125,000
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	0